Content Assets, Net - Schedule of Content Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	$ 8,726,100	$ 5,462,700
Less: accumulated amortization	(6,453,000)	(3,892,900)
Less: accumulated impairment	(3,000)	(3,000)
Total	2,270,100	1,566,800
Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	976,500	894,000
Less: accumulated amortization	(805,400)	(710,200)
Total	171,100	183,800
Produced contents in development and production [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	507,600	321,600
Produced contents released [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	5,508,900	3,449,400
Copyrights [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	2,709,600	1,691,700
Copyrights [Member] | Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	395,500	313,000
Produced contents [Member] | Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	$ 581,000	$ 581,000